Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Subscription revenue	$ 4,984,602	$ 5,742,707	$ 10,411,225	$ 11,966,391	$ 22,898,530	$ 18,647,855
Advertising revenue	314,753	496,882	636,180	992,149	1,942,753	2,340,574
Technology service revenue	2,092,032		2,092,032
Total revenues	7,391,387	6,239,589	13,139,437	12,958,540	24,841,283	20,988,429
Costs and expenses:
Cost of revenue	1,379,706	1,242,819	2,391,733	2,524,324	4,861,315	5,015,565
Sales and marketing expense	1,492,875	2,135,951	2,882,867	4,366,443	7,847,235	5,099,956
Product development expense	1,924,898	2,206,440	4,073,813	4,417,785	8,918,409	8,600,688
General and administrative expense	2,500,791	2,116,498	4,509,500	4,186,625	8,874,389	4,016,068
Total costs and expenses	7,298,270	7,701,708	13,857,913	15,495,177	30,501,348	22,732,277
Income (loss) from operations	93,117	(1,462,119)	(718,476)	(2,536,637)	(5,660,065)	(1,743,848)
Interest income (expense), net	16,772	(4,845)	19,710	31,968	41,717	(60,030)
Other (expense) income, net		(18,000)		(18,000)	(46,933)	351,102
Impairment loss on digital tokens	(1,959,404)		(1,959,404)
Loss before provision for income taxes	(1,849,515)	(1,484,964)	(2,658,170)	(2,522,669)	(5,665,281)	(1,452,776)
Provision for income taxes	(15,500)		(15,500)		(228,972)
Net loss	$ (1,865,015)	$ (1,484,964)	$ (2,673,670)	$ (2,522,669)	$ (5,894,253)	$ (1,452,776)
Net loss per share of common stock:
Basic and diluted	$ (0.27)	$ (0.22)	$ (0.39)	$ (0.38)	$ (0.91)	$ (0.26)
Weighted average number of shares of common stock used in calculating net loss per share of common stock:
Basic and diluted	6,882,316	6,715,574	6,882,316	6,715,246	6,452,581	5,577,856